Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Deferred tax assets
Gross deferred tax assets recognised in the income statements	$ 2,264		$ 1,792
Gross deferred tax assets recognised directly in other comprehensive income	167		50
Deferred tax assets	2,731		1,842
Set-off of deferred tax assets and deferred tax liabilities	(683)		(662)
Net deferred tax assets	2,048	[1]	1,180	[1]	$ 1,112
Provisions for impairment charges on loans
Deferred tax assets
Gross deferred tax assets recognised in the income statements			827
Provisions for expected credit losses on loans
Deferred tax assets
Gross deferred tax assets recognised in the income statements	802
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Gross deferred tax assets recognised in the income statements	309		323
Expected credit losses on investment securities
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	1
Financial instruments
Deferred tax assets
Gross deferred tax assets recognised in the income statements	2		5
Property and equipment
Deferred tax assets
Gross deferred tax assets recognised in the income statements	195		196
Other provisions
Deferred tax assets
Gross deferred tax assets recognised in the income statements	590		225
All other liabilities
Deferred tax assets
Gross deferred tax assets recognised in the income statements	366		216
Investment securities
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	10
Cashflow hedges
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	52		50
Defined benefit
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	105
AASB 9
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	300
AASB 9 | Provisions for expected credit losses on loans
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	266
AASB 9 | Provisions for credit commitments
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	30
AASB 9 | Financial instruments
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	3
Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	2,075		1,599
Gross deferred tax assets recognised directly in other comprehensive income	140		31
Deferred tax assets	2,473		1,630
Set-off of deferred tax assets and deferred tax liabilities	(548)		(528)
Net deferred tax assets	1,925	[1]	1,102	[1]	$ 1,053
Parent Entity | Provisions for impairment charges on loans
Deferred tax assets
Gross deferred tax assets recognised in the income statements			708
Parent Entity | Provisions for expected credit losses on loans
Deferred tax assets
Gross deferred tax assets recognised in the income statements	695
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Gross deferred tax assets recognised in the income statements	286		301
Parent Entity | Expected credit losses on investment securities
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	1
Parent Entity | Financial instruments
Deferred tax assets
Gross deferred tax assets recognised in the income statements	2		2
Parent Entity | Property and equipment
Deferred tax assets
Gross deferred tax assets recognised in the income statements	173		177
Parent Entity | Other provisions
Deferred tax assets
Gross deferred tax assets recognised in the income statements	561		207
Parent Entity | All other liabilities
Deferred tax assets
Gross deferred tax assets recognised in the income statements	358		204
Parent Entity | Investment securities
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	11
Parent Entity | Cashflow hedges
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	28		$ 31
Parent Entity | Defined benefit
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	101
Parent Entity | AASB 9
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	258
Parent Entity | AASB 9 | Provisions for expected credit losses on loans
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	227
Parent Entity | AASB 9 | Provisions for credit commitments
Deferred tax assets
Gross deferred tax assets recognised in opening retained profits	$ 30

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.